Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Six Months Ended June 30,
	Classification	2025	2024
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$96,280	$73,811
Lease expenses – short-term	General and administrative	-	-
Finance lease cost
Amortization of leased asset	General and administrative	3,623	3,561
Interest on lease liabilities	Other expense -Interest expenses	1,265	1,478
Total lease expenses		$101,168	$78,850

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2025	As of December 31, 2024

Weighted-average remaining term
Operating lease	1.3years	0.8 years
Finance leases	2.9years	3.4 years
Weighted-average discount rate
Operating lease	8.36%	5.94%
Finance leases	9.60%	9.60%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2025:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2026	$142,664	$8,221	$150,885
Twelve months ending June 30, 2027	64,483	8,277	72,760
Twelve months ending June 30, 2028	-	15,164	15,164
Twelve months ending June 30, 2029	-	-	-
Twelve months ending June 30, 2030	-	-	-
Total lease payments	207,147	31,662	238,809
Less: discount	(12,832)	(4,791)	(17,623)
Present value of lease liabilities	$194,315	$26,871	$221,186